CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (60,808)	$ 527,386	$ 578,013
Other comprehensive loss:
Foreign currency translation adjustment	(9,376)	(2,468)	(23,399)
Change in fair value of interest rate swap agreements	(42)	(19)	0
Other comprehensive loss	(9,418)	(2,487)	(23,399)
Total comprehensive (loss) income	(70,226)	524,899	554,614
Comprehensive loss attributable to noncontrolling interests	171,188	81,824	68,314
Comprehensive income attributable to Melco Crown Entertainment Limited	$ 100,962	$ 606,723	$ 622,928